Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, NW, Suite 500

Washington, DC 20036

Telephone 202.822.9611

Fax 202.822.0140

www.stradley.com

Christopher Zimmerman

202.419.8402

czimmerman@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

September 30, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (“Registrant”)

File Nos. 002-73024 and 811-03213

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect summary information contained in the Prospectus dated April 30, 2014, as revised September 17, 2014, with respect to the NVIT CardinalSM Managed Growth Fund, the NVIT CardinalSM Managed Growth & Income Fund, the NVIT Investor Destinations Managed Growth Fund and the NVIT Investor Destinations Managed Growth & Income Fund, each a series of the Registrant.

The Prospectus, dated April 30, 2014, as revised September 17, 2014, was filed with the U.S. Securities and Exchange Commission via the EDGAR system on September 17, 2014 (Accession No. 0001193125-14-344294) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher Zimmerman
Christopher Zimmerman

Philadelphia, PA — Malvern, PA — New York, NY — Harrisburg, PA — Wilmington, DE — Cherry Hill, NJ — Washington, DC

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